Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Corporate Bonds – 0.3%
Biotechnology – 0.3%
Insmed Inc, 0.7500%, 6/1/28 (cost $7,887,924)	$7,542,000	$15,903,993
Convertible Corporate Bonds – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25‡,¢,§ (cost $192,253)	192,253	192,253
Common Stocks – 97.9%
Biotechnology – 32.7%
4D Molecular Therapeutics Inc*	1,027,078	21,558,367
89bio Inc*	2,997,395	24,009,134
AbbVie Inc	1,177,435	201,953,651
Akero Therapeutics Inc*	2,131,878	50,013,858
Alnylam Pharmaceuticals Inc*	97,972	23,807,196
Amgen Inc	544,772	170,214,011
Amicus Therapeutics Inc*	2,215,593	21,978,683
Arcellx Inc*	490,835	27,089,184
Ardelyx Inc*	5,008,758	37,114,897
Argenx SE (ADR)*	218,680	94,041,147
Ascendis Pharma A/S (ADR)*	500,708	68,286,557
Avidity Biosciences Inc*	869,218	35,507,555
Biohaven Ltd*	1,187,669	41,223,991
Bridgebio Pharma Inc*	524,125	13,276,086
Cargo Therapeutics Inc*	552,299	9,068,750
Catalyst Pharmaceuticals Inc*	625,600	9,690,544
CG Oncology Inc*	305,890	9,656,947
Crinetics Pharmaceuticals Inc*	462,656	20,722,362
Cytokinetics Inc*	403,270	21,849,169
Dyne Therapeutics Inc*	1,197,526	42,260,693
Gilead Sciences Inc	263,126	18,053,075
IDEAYA Biosciences Inc*	730,556	25,649,821
Immunome Inc*,#	798,126	9,657,325
Insmed Inc*	400,461	26,830,887
Janux Therapeutics Inc*	445,523	18,662,958
Legend Biotech Corp (ADR)*	536,314	23,753,347
LEXEO Therapeutics Inc*,#	770,516	12,359,077
Madrigal Pharmaceuticals Inc*	250,752	70,250,680
Merus NV*	181,875	10,761,544
Mirum Pharmaceuticals Inc*	959,042	32,789,646
Neurocrine Biosciences Inc*	201,706	27,768,865
Neurogene Inc#	98,905	3,599,153
Neurogene Inc - Series B*	242,864	8,837,821
Perspective Therapeutics Inc*	925,637	9,228,601
Prothena Corp PLC*	443,828	9,160,610
PTC Therapeutics Inc*	879,933	26,908,351
Regeneron Pharmaceuticals Inc*	35,123	36,915,327
Revolution Medicines Inc*	857,703	33,287,453
Rhythm Pharmaceuticals Inc*	287,724	11,813,947
Rocket Pharmaceuticals Inc*	541,919	11,667,516
Sarepta Therapeutics Inc*	657,353	103,861,774
Soleno Therapeutics Inc*	579,172	23,630,218
United Therapeutics Corp*	155,386	49,498,210
Vaxcyte Inc*	982,694	74,203,224
Vertex Pharmaceuticals Inc*	274,919	128,860,034
Xenon Pharmaceuticals Inc*	248,981	9,707,769
Zai Lab Ltd (ADR)*	1,593,516	27,615,632
		1,788,655,647
Health Care Equipment & Supplies – 16.1%
Abbott Laboratories	1,125,642	116,965,460
Align Technology Inc*	70,299	16,972,288
Boston Scientific Corp*	1,722,187	132,625,621
Cooper Cos Inc/The	384,846	33,597,056
Dentsply Sirona Inc	543,066	13,527,774
DexCom Inc*	225,139	25,526,260
Edwards Lifesciences Corp*	822,673	75,990,305
Globus Medical Inc*	898,155	61,514,636

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Hoya Corp	225,900	$26,435,322
Inspire Medical Systems Inc*	154,287	20,648,229
Intuitive Surgical Inc*	185,046	82,317,713
Lantheus Holdings Inc*	536,746	43,095,336
Medtronic PLC	418,407	32,932,815
Penumbra Inc*	124,945	22,486,352
STERIS PLC	146,303	32,119,361
Stryker Corp	293,390	99,825,947
Tandem Diabetes Care Inc*	242,310	9,762,670
Teleflex Inc	165,874	34,888,278
		881,231,423
Health Care Providers & Services – 12.7%
AmerisourceBergen Corp	363,476	81,891,143
Anthem Inc	160,231	86,822,770
Centene Corp*	479,851	31,814,121
HCA Healthcare Inc	206,504	66,345,605
Humana Inc	182,736	68,279,306
NeoGenomics Inc*	1,065,519	14,778,749
New Horizon Health Ltdž,*,¢	7,633,000	9,559,822
UnitedHealth Group Inc	659,756	335,987,341
		695,478,857
Life Sciences Tools & Services – 5.0%
Danaher Corp	382,749	95,629,838
ICON PLC*	81,545	25,561,911
Illumina Inc*	236,649	24,701,423
IQVIA Holdings Inc*	58,833	12,439,649
Sotera Health Co*	1,436,364	17,049,641
Thermo Fisher Scientific Inc	184,447	101,999,191
		277,381,653
Pharmaceuticals – 31.4%
AstraZeneca PLC	1,326,610	206,781,025
Avadel Pharmaceuticals PLC*	2,906,716	40,868,427
Eli Lilly & Co	566,520	512,915,877
Johnson & Johnson	225,500	32,959,080
Merck & Co Inc	1,453,461	179,938,472
Novartis AG (ADR)	1,136,996	121,044,594
Novo Nordisk A/S - Class B	2,279,520	325,699,612
Roche Holding AG	213,114	59,152,085
Royalty Pharma PLC - Class A	753,077	19,858,640
Sanofi	1,399,033	134,458,182
Structure Therapeutics Inc (ADR)*	680,152	26,709,569
Takeda Pharmaceutical Co Ltd	612,536	15,890,344
Zoetis Inc	243,924	42,286,665
		1,718,562,572
Total Common Stocks (cost $3,347,014,840)		5,361,310,152
Private Investment in Public Equity (PIPES) – 0.2%
Biotechnology – 0.2%
Bridgebio Pharma Inc*,§ (cost $9,699,994)	355,702	9,009,932
Private Placements – 1.0%
Biotechnology – 0.7%
Arbor Biotechnologies Inc*,¢,§	156,426	1,351,521
Asher Biotherapeutics - Series C*,¢	2,580,733	2,999,999
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,411,576
Attralus Inc*,¢,§	669,935	5,198,696
Bicara Therapeutics - Series C*,¢,§	4,047,054	5,583,316
Curevo Inc*,¢,§	2,031,087	5,707,354
Element Biosciences Inc*,¢,§	425,023	5,240,534
HemoShear Therapeutics LLC*,¢,§	289,280	0
Shoreline Biosciences Inc*,¢,§	747,187	5,641,262
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	6,620,720
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		41,135,505
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,872,981
Freenome Holdings Inc - Series D*,¢,§	342,803	1,905,984
		3,778,965
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,005,833

	Shares or Principal Amounts	Value
Private Placements – (continued)
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	$6,150,168
Total Private Placements (cost $64,880,169)		54,070,471
Rights – 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢ (cost $1,180,320)	874,311	0
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§ (cost $0)	1	0
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $22,854,530)	22,849,960	22,854,530
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	6,868,146	6,868,146
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$1,717,037	1,717,037
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,585,183)		8,585,183
Total Investments (total cost $3,462,295,213) – 100.0%		5,471,926,514
Cash, Receivables and Other Assets, net of Liabilities – 0%		2,413,377
Net Assets – 100%		$5,474,339,891

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,357,400,281	79.6%
Denmark	393,986,169	7.2
United Kingdom	206,781,025	3.8
Switzerland	180,196,679	3.3
France	134,458,182	2.4
Belgium	94,041,147	1.7
Japan	42,325,666	0.8
China	37,175,454	0.7
Ireland	25,561,911	0.5
Total	$5,471,926,514	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$45,341,069	$716,671,587	$(739,153,593)	$(80)	$(4,453)	$22,854,530	22,849,960	$600,725
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	22,129,732	189,391,286	(204,652,872)	-	-	6,868,146	6,868,146	101,600 ∆
Total Affiliated Investments - 0.5%
	$67,470,801	$906,062,873	$(943,806,465)	$(80)	$(4,453)	$29,722,676	29,718,106	$702,325

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$9,559,822, which represents 0.2% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $63,822,546, which represents 1.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Arbor Biotechnologies Inc	10/29/21	$2,591,979	$1,351,521	0.0%
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,411,576	0.0
Attralus Inc	8/31/21	5,198,696	5,198,696	0.1
Bicara Therapeutics - Series C	12/6/23	5,583,316	5,583,316	0.1
Bridgebio Pharma Inc	9/27/23	9,699,994	9,009,932	0.2
Curevo Inc	11/10/22	5,330,344	5,707,354	0.1
Element Biosciences Inc	6/21/21	8,737,070	5,240,534	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	1,872,981	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,905,984	0.1
HeartFlow Inc - Series F	3/24/23	5,512,910	6,150,168	0.1
HemoShear Therapeutics LLC	2/5/21	3,839,496	0	0.0
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25	12/29/23	192,253	192,253	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,005,833	0.1
Shoreline Biosciences Inc	10/28/21	7,522,230	5,641,262	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	6,620,720	0.1
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$71,772,417	$60,272,657	1.1%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Corporate Bonds	$-	$15,903,993	$-
Convertible Corporate Bonds	-	-	192,253
Common Stocks
Health Care Equipment & Supplies	854,796,101	26,435,322	-
Health Care Providers & Services	685,919,035	-	9,559,822
Pharmaceuticals	976,581,324	741,981,248	-
All Other	2,066,037,300	-	-
Private Investment in Public Equity (PIPES)	9,009,932	-	-
Private Placements	-	-	54,070,471
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	22,854,530	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,585,183	-
Total Assets	$4,592,343,692	$815,760,276	$63,822,546

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.
Financial assets of $17,537,840 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current fiscal year and other significant observable inputs at the end of the prior fiscal year.
Financial assets of $9,629,678 were transferred out of Level 3 to Level 1 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70227 08-24